THE PIONEER GROUP, INC.
           60 State Street
           Boston, MA 02109-1820
           617-742-7825

[Pioneer logo]


                                                 February 2, 1999

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:           Pioneer Mid-Cap Fund (the "Fund")
              (File Nos. 2-79140 and 811-07525)
              CIK No. 0000706155

Ladies and Gentlemen:

              Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of the Fund's multiclass prospectus that would have been filed under paragraph (c) of Rule 497 do not differ from that contained in Post-Effective Amendment No. 26 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001016964-99-000013) on January 27, 1999.

              If you have any questions about this certification, please contact me at (617) 422-4966 (collect).

                                                 Very truly yours,



                                                 /s/ Mark Pietkiewicz
                                                 Mark Pietkiewicz
                                                 Senior Legal Product Manager

cc:  Mr. Joseph P. Barri
     Mr. David C. Phelan
     Mr. Timothy F. Silva
     Ms. Victoria J. Regan

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